Taxation - Schedule of Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Beginning balance	¥ 19,047	$ 2,770	¥ 21,902
Additions based on tax positions related to current year	0	0	0
Decreases based on tax positions related to prior years	(7,388)	(1,075)	(2,855)
Ending balance	¥ 11,659	$ 1,695	¥ 19,047